Shareholders' equity - Ordinary Shares, Ordinary Shares B, Cumulative Preference Shares, and Dividend Policy (Details) € / shares in Units, € in Millions				12 Months Ended	18 Months Ended	35 Months Ended
	Nov. 13, 2020 € / shares	Apr. 22, 2020	Jan. 22, 2020	Dec. 31, 2020 depositoryReceipt registeredHolder € / shares shares	Oct. 22, 2021	Dec. 31, 2022 EUR (€)	Dec. 31, 2019 € / shares shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Common stock, shares, outstanding				416,514,034			419,810,706	421,097,729
Number of depository receipts | depositoryReceipt				96,566,077
Number of fractional shares				900
Number of issued shares								431,465,767
Additional share issuance, percentage over issued share capital		0.05
Period in which company to repurchase or cancel cumulative preference shares				20 months
Preferred stock initial issuance price payable, percentage				0.25
Preferred stock price payable, percentage				0.75
Dilutive effect on voting power over ordinary shares, percent				0.50
Dividends declared (in EUR per share) | € / shares				€ 2.75
Dividends paid (in EUR per share) | € / shares	€ 1.20
Dividends payable (in EUR per share) | € / shares				€ 1.55			€ 2.40
Share buyback program timing			3 years
United States
Class of Stock [Line Items]
Common stock, shares, outstanding				77,733,738
Number of registered holders | registeredHolder				288
Scenario, Plan
Class of Stock [Line Items]
Maximum share and/or rights issuance, percentage over issued share capital					0.05
Maximum restriction of preemptive rights, percentage over issued share capital					0.10
Maximum repurchase of issued share capital, percent					0.20
Maximum ordinary share purchase price, market price, percent					1.10
Expected total value of purchased shares | €						€ 6,000.0
Expected shares to be purchased for award | €						€ 0.4
Common Stock
Class of Stock [Line Items]
Common stock, shares, outstanding				416,514,034			419,810,706
Number of issued shares				419,497,488			425,659,704
Common Class B
Class of Stock [Line Items]
Number of issued shares				0
Cumulative Preferred Stock
Class of Stock [Line Items]
Number of issued shares				0